PRUDENTIAL SECTOR FUNDS, INC.
Gateway Center Three
100 Mulberry Street, 4th Floor
Newark, NJ 07102-4077



	April 3, 2002

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

	Re:	Rule 24f-2 Notice for Prudential Sector Funds, Inc.
		File Nos. 2-72097 and 811-3175

	On behalf of Prudential Sector Funds, Inc. enclosed for filing under the Investment Company Act of 1940 is one copy of the Rule 24f-2 Notice.
 This document
has been filed using the EDGAR system. Should you have any questions, please contact me at (973) 367-3028.

							Very truly yours,

							/s/ Maria G. Master
							Maria G. Master
							Assistant Secretary

















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	U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer:  Prudential Sector Funds, Inc., 100
Mulberry Street, Gateway Center Three, Newark, NJ 07102-4077.

2. 		Name of each series or class of securities for which 	this Form is
filed (If the Form is being filed for all 	series and classes of securities of
the issuer, check 	the box but do not list series or classes):
[
X
]

3.	Investment Company Act File Number: 811-3175
Securities Act File Number: 2-72097

     4(a).Last day of fiscal year for which this notice is filed: November 30, 2001.

 (b).[ x] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on t he registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

	5.	Calculation of registration fee:

    (i) Aggregate sale price of securities
             sold during the fiscal year in
             reliance on rule 24(f): 			 $1,734,699,424

   (ii) Aggregate price of securities redeemed or
             repurchased during the fiscal year
             (if applicable):  				 $987,339,840

  (iii) Aggregate price of securities redeemed or
             repurchased during any prior fiscal
   year ending no earlier than October
   11,1995 that were not previously used
   to reduce registration fees payable to
   the Commission.
$632,997,016

(iv) 	Total available redemption credits
	   [add items 5(ii) and 5(iii)].	 	 $1,620,336,856

(v) 	Net sales - If item 5(i)is greater
    than Item 5 (iv) [subtract item 5(iv)
    from item 5(i).					  $114,362,568

(vi) 	Redemption credits available for use
	   in future years.
	   -if item 5(i)is less than item 5(iv)
	   [subtract item 5(i)from item (5(iv)]   $      -

  (vii) Multiplier for determining registration
     fee. (See instruction C.9):		X  .000092

(viii) 	Registration fee due [multiply item
	   5(v) by item 5 (vii)] enter "0" if
      no fee is due.				     =$10,521

6. 	Prepaid Shares

If the response to item 5(i) was determined by         deducting an
amount of securities that were registered under the Securities Act of
1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here:	0	. If there is a number of shares or other
units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for
use by the issuer in future fiscal years, then state that number here:     0
    .

7. 	Interest due - if this Form is being filed
   more than 90 days after the end of the
   issuer's fiscal year (See Instruction D): +$    58

8. Total amount of the registration fee due
   plus any interest due [line 5(viii) plus
   line 7]:		10,579					  =$   0


9. 	Date the registration fee and any interest
   payment was sent to the Commission's lockbox depository: April 3, 2002

   Method of Delivery:

			[X]	Wire Transfer
			[ ]  Mail or other means






	SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)	 /s/Maria G. Master
						Maria G. Master
						Assistant Secretary


	Date: February 15, 2002





































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